CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (6,482,062)	$ 144,028	$ (487,493)	$ (5,124,302)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Depreciation and amortization	11,160	11,160	14,879	53,200
Stock-based compensation- stock option grants	479,913	447,690	546,460	898,882
Stock-based compensation- warrants	2,136,115	0
Gain on forgiveness of note payable - PPP	0	(1,141,722)	(1,146,235)	(995,834)
Loss on disposal of assets			0	31,721
Amortization of operating lease right of use asset	513,234	426,392	517,232	0
Accelerated amortization of ROU asset - lease termination	265,130	0
Gain from lease termination	(344,093)	0
Unrealized loss for fair value of convertible promissory note	400,921	0
Non cash interest, net	0	12,667	17,181	0
Changes in operating assets and liabilities:
Accounts receivable	104,814	(336,232)	125,601	582,927
Prepaid expenses and other	(295)	(3,660)	14,063	(30,102)
Other assets	(255,431)	0
Operating lease liability	(461,203)	(414,690)	(560,435)	0
Payroll and income tax receivable	960,383	0	(939,850)	(10,500)
Accounts payable - trade and accrued expenses	377,519	761,823	(98,784)	98,333
Accrued income tax expense	(10,000)	0	10,000	0
Deferred rent liability			0	(2,902)
Deferred revenue	(220,144)	(566,698)	(915,278)	(633,958)
NET CASH USED IN OPERATING ACTIVITIES	(2,524,039)	(684,576)	(2,902,659)	(5,132,535)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible promissory note	1,984,582	0
Advances from founders, net	1,150,000	0	1,900,000	0
Repayment of advances from founders			(1,300,000)	0
Repayment of small business loan and line of credit			(140,510)	0
Repayment by founders, net			0	2,490,000
Proceeds from notes payable - PPP			0	1,131,878
Stock option exercise			0	14,666
Proceeds from small business loan and line of credit	(424,540)	(35,300)	565,050	0
Proceeds from notes receivable - related parties			841,917	0
Proceeds from small business loan	0	500,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,710,042	464,700	1,866,457	3,636,544
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	186,003	(219,876)	(1,036,202)	(1,495,991)
Effect from exchange rate on cash	(2,244)	17,910	(10,106)	0
CASH AND CASH EQUIVALENTS, beginning of year	298,614	1,344,922	1,344,922	2,840,913
CASH AND CASH EQUIVALENTS, ending of year	482,373	1,142,956	298,614	1,344,922
Supplemental disclosures of cash flow information:
Interest paid	21,438	27,132	19,950	11,349
Taxes paid	17,247	27,057	0	54,820
Elimination of advances to founders in connection with contribution of Zeppelin by shareholders	1,100,000	0
Elimination of payables to founders in connection with contribution of Zeppelin by shareholders	1,100,000	0
Issuance of warrants to founders	2,136,115	0
Recognition of warrant liability	$ 15,418	$ 0
Right of use asset - adoption of ASC 842			1,321,570	0
Operating lease liability - adoption of ASC 842			1,392,575	0
Deferred rent write off - adoption of ASC 842			$ 71,005	$ 0